Borrowings - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended					2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Sep. 05, 2019 USD ($) installment $ / shares	Apr. 16, 2018 CNY (¥)	Sep. 29, 2017 CNY (¥)	Sep. 30, 2020 USD ($) shares	Aug. 31, 2020 shares	Jul. 31, 2020 shares	Mar. 31, 2020 USD ($) $ / shares	Jun. 30, 2017 CNY (¥)	Feb. 29, 2020 USD ($) $ / shares	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Jan. 30, 2019 USD ($)	May 18, 2017 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	¥ 885,620										¥ 951,957	¥ 951,957	¥ 885,620	$ 140,208
Conversion price | $ / shares								$ 3.50		$ 3.07
Convertible notes , Current	697,620										465,182	465,182	697,620
Class A Ordinary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares					16,778,523
Joint Investment Agreement [Member] | Wuhan Donghu New Technology Development Zone Management Committee [Member] | Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Debt Instrument [Line Items]
Loan subscribed																¥ 384,000
Rate of subscribed capital																49.00%
Injection of cash debt			¥ 234,000	¥ 100,000					¥ 50,000
Threshold limit of net assets under agreement											550,000	550,000
Accrued interest											49,352		35,660
Short Term Borrowings At December 2019 [Member]
Debt Instrument [Line Items]
Short-term borrowings	128,000												128,000
Aggregate Collateralized By Bank Deposit	¥ 60,000												60,000
Short Term Borrowings At December 2019 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)	4.87%
Short Term Borrowings At December 2019 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)	3.45%
Short Term Borrowings At September 2020 [Member]
Debt Instrument [Line Items]
Short-term borrowings											486,775	¥ 486,775
Short Term Borrowings At September 2020 [Member] | Maximum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)												4.35%
Short Term Borrowings At September 2020 [Member] | Minimum
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)												3.30%
Convertible notes
Debt Instrument [Line Items]
Convertible senior notes	¥ 5,179,027										5,076,283	¥ 5,076,283	5,179,027		$ 650,000
Additional convertible senior notes | $															$ 100,000
Interest rate								0.00%		0.00%					4.50%
Number of installment | installment		2
Annual premium rate at maturity		2.00%
Aggregate principal amount converted | $					$ 50,000
Convertible notes , Current	697,620										465,182	465,182	697,620
Convertible notes | Third Party Investors One
Debt Instrument [Line Items]
Convertible senior notes	0										0	0	0
Aggregate principal amount converted | $										$ 200,000
Convertible notes | Third Party Investors Two
Debt Instrument [Line Items]
Convertible senior notes	0										124,678	124,678	0
Aggregate principal amount converted | $								$ 235,000
Convertible notes | Tencent Holdings Limited | Mr. Bin Li,
Debt Instrument [Line Items]
Convertible senior notes	¥ 1,303,577	$ 200,000									¥ 1,021,515	¥ 1,021,515	¥ 1,303,577
Convertible notes | Tencent Holdings Limited | Mr. Li,
Debt Instrument [Line Items]
Convertible senior notes | $		$ 100,000
360-day Notes
Debt Instrument [Line Items]
Note payable term		360 days			360 days
Conversion price | $ / shares		$ 2.98
3-year Notes
Debt Instrument [Line Items]
Note payable term		3 years
Conversion price | $ / shares		$ 3.12
Convertible notes issued in January and February 2020 | Class A Ordinary Shares
Debt Instrument [Line Items]
Shares issued upon conversion | shares						65,146,600	65,146,600
Convertible notes issued in March 2020
Debt Instrument [Line Items]
Shares issued upon conversion | shares					60,714,225
Aggregate principal amount converted | $					$ 212,500